March 7, 2005

WRITER'S DIRECT TELEPHONE NO.: (816) 556-2936

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Ladies and Gentlemen:

           Great Plains Energy Incorporated and Kansas City Power & Light Company hereby separately file through the Securities and Exchange Commission's EDGAR System a combined Annual Report on Form 10-K for the fiscal year ended December 31, 2004.

           The financial statements contained in the report do not reflect a change from the preceding year in any accounting principle or practices, or in the method of applying such principles or practices.

           A copy of the Annual Report on Form 10-K is being forwarded to the New York Stock Exchange.

Very truly yours,

/s/Jeanie Sell Latz

Executive Vice President - Corporate and
Shared Services and Secretary

JSL:jh

c w/enc.: New York Stock Exchange